Accounting policies - Valuation techniques (Details) € in Millions	Dec. 31, 2019 EUR (€) division	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Number of independent divisions | division	2
Financial assets available for sale, category | Equity instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			€ 1,211
Financial assets and liabilities | Financial liabilities held for trading
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 77,139	€ 70,343	107,624
Financial assets and liabilities | Financial liabilities held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	9,781	16,104	21,828
Financial assets and liabilities | Financial liabilities held for trading | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	67,358	54,239	85,796
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	60,995	68,058	59,616
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,484	987	769
Financial assets and liabilities | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	59,511	67,071	58,847
Financial assets and liabilities | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,048	6,363	8,044
Financial assets and liabilities | Hedging derivatives, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	0	5	8
Financial assets and liabilities | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	6,048	6,358	8,036
Financial assets and liabilities | Financial assets held for trading, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	108,230	92,879	125,458
Financial assets and liabilities | Financial assets held for trading, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	44,581	37,108	58,215
Financial assets and liabilities | Financial assets held for trading, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	63,649	55,771	67,243
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	4,911	10,730
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,530	1,835
Financial assets and liabilities | Non-trading financial assets mandatory at fair value through profit or loss | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	3,381	8,895
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	62,069	57,460	34,782
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	2,572	3,102	3,823
Financial assets and liabilities | FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	59,497	54,358	30,959
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	125,708	121,091
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Level 1
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	103,089	103,590
Financial assets and liabilities | Financial assets at fair value through other comprehensive income, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	22,619	17,501
Financial assets and liabilities | Financial assets available for sale, category | Financial Assets Excluding Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			132,060
Financial assets and liabilities | Financial assets available for sale, category | Level 1 | Financial Assets Excluding Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			113,258
Financial assets and liabilities | Financial assets available for sale, category | Level 2 and 3 | Financial Assets Excluding Equity Instruments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value			18,802
Financial assets and liabilities | Hedging derivatives, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,216	8,607	8,537
Financial assets and liabilities | Hedging derivatives, category | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	7,216	8,607	8,537
Liabilities under insurance contracts
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	739	765	1,117
Liabilities under insurance contracts | Level 2 and 3
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	€ 739	€ 765	€ 1,117